UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $ 132,707


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	5,022   75,514    SH		Sole	        75,514
Amazon Com Inc		Comm	023135106	4,918	19,604	  SH		Sole		19,604
Borgwarner		Comm	099724106	3,685	51,446	  SH		Sole		51,446
Cheesecake Factory Inc	Comm	163072101	4,280  130,850	  SH		Sole	       130,850
CBRE Group		Cl A	12504L109	5,107  256,650	  SH		Sole	       256,650
Coca Cola Enterprises InComm	19122T109	5,572  175,606	  SH		Sole	       175,606
Church & Dwight Inc	Comm	171340102	3,197   59,686    SH            Sole            59,686
Citrix Sys Inc		Comm	177376100	2,039	31,069	  SH		Sole		31,069
EBAY			Comm	278642103	5,959  116,851	  SH		Sole	       116,851
Fortune Brands Home & SeComm	34964C106	6,317  216,201	  SH		Sole	       216,201
Franklin Elec Inc	Comm	353514102	2,736	44,112	  SH		Sole		44,112
Google Inc		CL A	38259P508	6,835	 9,663	  SH		Sole		 9,663
Home Depot Inc		Comm	437076102	6,085	98,379    SH		Sole		98,379
JPMorgan Chase & Co	Comm	46625H100	4,294	97,663	  SH		Sole		97,663
Coca Cola Co		Comm	191216100	  290    8,010	  SH		Sole	         8,010
Kansas City Southern	Com New	485170302	2,344	28,076    SH		Sole		28,076
Lauder Estee Cos Inc	CL A	518439104	6,521  108,943	  SH		Sole	       108,943
Liveperson Inc		Comm	538146101	2,700  205,455	  SH		Sole 	       205,455
Lowes Cos Inc		Comm	548661107	1,094	30,800    SH		Sole		30,800
Lululemon Athletica Inc	Comm	550021109	1,448	19,000    SH		Sole		19,000
Mastercard Inc		CL A	57636Q104	5,279   10,745	  SH		Sole		10,745
Marriott Intl Inc New	CL A	571903202	7,833  210,166    SH		Sole	       210,166
3M Co			Comm	88579Y101	4,150	44,700	  SH		Sole		44,700
Monsanto Co New		Comm	61166W101	4,982	52,632	  SH		Sole		52,632
Procter & Gamble	Comm	742718109	6,177	90,990	  SH		Sole	        90,990
Robert Half Intl Inc	Comm	770323103	8,843  277,899	  SH		Sole	       277,899
Scotts Miracle Gro Co   CL A	810186106 	4,598  104,388    SH		Sole	       104,388
Tornier N V		SHS	N87237108	2,428  144,602	  SH		Sole	       144,602
United Parcel Service InCL B 	911312106	  319	 4,320    SH		Sole		 4,320
Yum Brands Inc		Comm	988498101	7,654  115,270    SH            Sole           115,270



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